Expense Example	Feb. 17, 2026 USD ($)
Invesco Agency MBS ETF | Invesco Agency MBS ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	71
Invesco Flexible Income ETF | Invesco Flexible Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	$ 125